Computation of Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ 73,445	$ 62,188	[1]	$ 54,048	[1]	$ 63,998	[1]	$ 80,991	[1]	$ 56,145		$ 49,231		$ 46,706		$ 58,182		$ 233,759	$ 199,037	$ 261,225		$ 210,264		$ 169,071
Income from continuing operations																				$ 261,225		$ 210,264		$ 167,118
Denominator for basic earnings per share—Weighted-average shares outstanding	300,223			296,437														299,213	295,338	295,810		292,252		286,542
Effect of dilutive securities:
RSUs	883			430														775	436	479		182		0
Stock options	3,564			4,241														3,765	4,398	4,346		4,250		5,118
Restricted stock	15			64														18	54	58		66		54
Denominator for diluted earnings per share—Adjusted weighted-average shares outstanding	304,685			301,172														303,771	300,226	300,693		296,750		291,714
Basic earnings per share from continuing operations																				$ 0.88	[2]	$ 0.72	[2]	$ 0.58	[2]
Diluted earnings per share from continuing operations																				$ 0.87	[2]	$ 0.71	[2]	$ 0.57	[2]
Earnings Per Share, Basic	$ 0.24	$ 0.21	[1]	$ 0.18	[1]	$ 0.22	[1]	$ 0.28	[1]	$ 0.19	[1]	$ 0.17	[1]	$ 0.16	[1]	$ 0.20	[1]	$ 0.78	$ 0.67	$ 0.88	[2]	$ 0.72	[2]	$ 0.59	[2]
Earnings Per Share, Diluted	$ 0.24	$ 0.21	[1]	$ 0.18	[1]	$ 0.21	[1]	$ 0.27	[1]	$ 0.19	[1]	$ 0.17	[1]	$ 0.16	[1]	$ 0.20	[1]	$ 0.77	$ 0.66	$ 0.87	[2]	$ 0.71	[2]	$ 0.58	[2]

[1]	Gross margin and operating income during the quarters ended March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 include gains of $8.3 million, $8.4 million, $0.5 million and $0.7 million, respectively, resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies."
[2]	The sum of the individual earnings per share amounts may not equal the total due to rounding.